Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance				$ 1,057,084	$ 1,021,944
Balance	$ 975,526		$ 1,057,084	1,021,944	975,526
Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 1,651,059	1,651,059	2,161		$ 1,747,564	$ 2,305,554
Balance		1,125,830	2,161			1,125,830	1,651,059
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(43)				256
Gains/(losses) recognized in OCI	0			87	(660)
Reclasses from OCI to net income	43			169	404
Net period OCI	43			256	(256)
Balance	0			256	0
Available for Sale Securities | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(95)	(95)	68		(1)	(208)
Gains/(losses) recognized in OCI		6	57			(209)	(265)
Reclasses from OCI to net income		80	106			201	378
Net period OCI		86	163			(8)	113
Balance		(9)	68			(9)	(95)
Pension/Post-retirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(403)				(403)
Gains/(losses) recognized in OCI	0			(403)	0
Reclasses from OCI to net income	0				0
Net period OCI	0			(403)	0
Balance	(403)			(403)	(403)
Pension/Post-retirement Benefits | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(438)	(438)	(3,036)		4,683	4,683
Gains/(losses) recognized in OCI		0	(2,598)			(5,121)	(5,121)
Reclasses from OCI to net income		0				0
Net period OCI		0	(2,598)			(5,121)	(5,121)
Balance		(438)	(3,036)			(438)	(438)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(446)				(147)
Gains/(losses) recognized in OCI	0			(316)	(660)
Reclasses from OCI to net income	43			169	404
Net period OCI	43			(147)	(256)
Balance	$ (403)			(147)	$ (403)
Accumulated other comprehensive loss | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(10,344)	(10,344)	(12,779)		(6,446)	(6,866)
Gains/(losses) recognized in OCI		6	(2,541)			(5,330)	(5,386)
Reclasses from OCI to net income		80	106			1,518	1,908
Net period OCI		86	(2,435)			(3,812)	(3,478)
Balance		(10,258)	(12,779)			(10,258)	(10,344)
Currency Translation Adjustment | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(9,811)	(9,811)	$ (9,811)		(9,811)	(9,811)
Gains/(losses) recognized in OCI		0				0
Reclasses from OCI to net income		0				0
Net period OCI		0				0
Balance		(9,811)	$ (9,811)			(9,811)	(9,811)
Interest Rate Swaps | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance						(1,317)	(1,530)
Gains/(losses) recognized in OCI						0
Reclasses from OCI to net income						1,317	1,530
Net period OCI						1,317	$ 1,530
Balance		$ 0				$ 0